Statement of Cash Flows	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (7,916,839)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	3,608,275
Loss on sale of private placement warrants	2,796,275
Changes in current assets and current liabilities:
Prepaid assets	(294,383)
Franchise tax payable	54,149
Accounts payable	409,896
Net cash used in operating activities	(1,342,627)
Cash Flows from Investing Activities:
Investment of cash into trust account	(300,000,000)
Net cash used in investing activities	(300,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters’ discount	294,980,895
Proceeds from private placement warrants	8,000,000
Proceeds from Promissory note	141,881
Repayment of Promissory note	(141,881)
Proceeds from issuance of founder shares	25,000
Payments of offering costs	(479,438)
Net cash provided by financing activities	302,526,457
Net Change in Cash	1,183,830
Cash - Beginning
Cash - Ending	1,183,830
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption	257,889,120
Change in value of Class A common stock subject to possible redemption	(4,110,380)
Initial classification of warrant liabilities	28,127,146
Deferred underwriters’ discount payable charged to additional paid-in capital	$ 10,500,000